Schedule of Investments (unaudited) June 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	546,710	$14,116,052
General Dynamics Corp.	370,417	67,349,219
Huntington Ingalls Industries Inc.	57,006	12,811,528
L3 Technologies Inc.	44,860	10,998,326
L3Harris Technologies Inc.	86,892	16,433,884
Lockheed Martin Corp.	134,233	48,799,065
Northrop Grumman Corp.	232,132	75,004,170
Raytheon Co.	216,753	37,689,012
Textron Inc.(a)	318,564	16,896,635
United Technologies Corp.	576,628	75,076,966

		375,174,857

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	187,006	15,773,956
FedEx Corp.	180,029	29,558,962
United Parcel Service Inc., Class B	476,138	49,170,771

		94,503,689

Airlines — 0.9%
Alaska Air Group Inc.	169,305	10,820,282
American Airlines Group Inc.	538,024	17,544,963
Delta Air Lines Inc.	813,298	46,154,661
Southwest Airlines Co.	667,261	33,883,514
United Continental Holdings Inc.(b)	301,545	26,400,265

		134,803,685

Auto Components — 0.2%
Aptiv PLC	137,197	11,089,634
BorgWarner Inc.	284,795	11,955,694

		23,045,328

Automobiles — 0.9%
Ford Motor Co.	5,349,867	54,729,139
General Motors Co.	1,800,865	69,387,329
Harley-Davidson Inc.	217,345	7,787,471

		131,903,939

Banks — 10.8%
Bank of America Corp.	12,081,878	350,374,462
BB&T Corp.	1,045,647	51,372,637
Citigroup Inc.	3,159,576	221,265,107
Citizens Financial Group Inc.	626,943	22,168,704
Comerica Inc.	113,650	8,255,536
Fifth Third Bancorp.	992,722	27,696,944
Huntington Bancshares Inc./OH	1,429,807	19,759,933
JPMorgan Chase & Co.	4,432,311	495,532,370
KeyCorp.	1,376,533	24,433,461
M&T Bank Corp.	186,212	31,669,075
People’s United Financial Inc.	543,808	9,125,098
PNC Financial Services Group Inc. (The)	616,310	84,607,037
Regions Financial Corp.	1,385,818	20,704,121
SunTrust Banks Inc.	605,919	38,082,009
Wells Fargo & Co.	5,526,648	261,520,983
Zions Bancorp. N.A.	249,016	11,449,756

		1,678,017,233

Beverages — 1.6%
Coca-Cola Co. (The)	2,516,042	128,116,859
Molson Coors Brewing Co., Class B	258,324	14,466,144
PepsiCo Inc.	747,151	97,973,910

		240,556,913

Biotechnology — 2.2%
AbbVie Inc.	968,757	70,448,009

Security	Shares	Value

Biotechnology (continued)
Amgen Inc.	283,116	$52,172,616
Biogen Inc.(b)	121,547	28,426,197
Celgene Corp.(b)	510,301	47,172,224
Gilead Sciences Inc.	1,735,948	117,280,647
Incyte Corp.(b)	127,910	10,867,234
Regeneron Pharmaceuticals Inc.(b)	44,268	13,855,884

		340,222,811

Building Products — 0.5%
Allegion PLC	63,638	7,035,181
AO Smith Corp.	194,924	9,192,616
Fortune Brands Home & Security Inc.	191,122	10,918,800
Johnson Controls International PLC	1,086,414	44,879,762
Masco Corp.	212,574	8,341,404

		80,367,763

Capital Markets — 3.7%
Affiliated Managers Group Inc.	70,203	6,468,504
Ameriprise Financial Inc.	83,832	12,169,053
Bank of New York Mellon Corp. (The)	1,202,641	53,096,600
BlackRock Inc.(c)	162,325	76,179,123
Charles Schwab Corp. (The)	778,605	31,292,135
CME Group Inc.	488,709	94,863,304
E*TRADE Financial Corp.	137,557	6,135,042
Franklin Resources Inc.	402,224	13,997,395
Goldman Sachs Group Inc. (The)	464,418	95,019,923
Invesco Ltd.	540,687	11,062,456
Moody’s Corp.	114,943	22,449,517
Morgan Stanley	1,745,428	76,467,201
Nasdaq Inc.	47,927	4,609,140
Northern Trust Corp.	140,678	12,661,020
Raymond James Financial Inc.	173,749	14,690,478
State Street Corp.	509,450	28,559,767
T Rowe Price Group Inc.	161,790	17,749,981

		577,470,639

Chemicals — 2.3%
Albemarle Corp.	145,409	10,238,248
Celanese Corp.	80,510	8,678,978
CF Industries Holdings Inc.	172,973	8,079,569
Corteva Inc.(b)	1,022,355	30,231,037
Dow Inc.(b)	1,022,307	50,409,958
DuPont de Nemours Inc.	1,022,269	76,741,734
Eastman Chemical Co.	88,284	6,871,144
FMC Corp.	100,280	8,318,226
International Flavors & Fragrances Inc.	138,374	20,076,684
Linde PLC	244,274	49,050,219
LyondellBasell Industries NV, Class A	414,572	35,707,086
Mosaic Co. (The)	257,019	6,433,186
PPG Industries Inc.	174,058	20,314,309
Sherwin-Williams Co. (The)	42,329	19,398,957

		350,549,335

Commercial Services & Supplies — 0.1%
Copart Inc.(b)	89,564	6,694,013
Republic Services Inc.	169,048	14,646,319

		21,340,332

Communications Equipment — 0.1%
Juniper Networks Inc.	468,058	12,464,385

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	156,661	13,220,622

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	194,915	$7,443,804

		20,664,426

Construction Materials — 0.1%
Martin Marietta Materials Inc.	36,656	8,434,912
Vulcan Materials Co.	94,156	12,928,560

		21,363,472

Consumer Finance — 1.0%
American Express Co.	467,427	57,699,189
Capital One Financial Corp.	641,102	58,173,596
Discover Financial Services	154,133	11,959,179
Synchrony Financial	865,781	30,016,627

		157,848,591

Containers & Packaging — 0.6%
Amcor PLC(b)	1,141,275	13,113,250
Avery Dennison Corp.	63,834	7,384,317
Ball Corp.	152,790	10,693,772
International Paper Co.	540,605	23,419,009
Packaging Corp. of America	129,005	12,296,757
Sealed Air Corp.	212,971	9,110,899
Westrock Co.	351,984	12,836,856

		88,854,860

Distributors — 0.2%
Genuine Parts Co.	199,409	20,654,784
LKQ Corp.(a)(b)	429,556	11,430,485

		32,085,269

Diversified Consumer Services — 0.0%
H&R Block Inc.	109,692	3,213,976

Diversified Financial Services — 1.9%
Berkshire Hathaway Inc., Class B(a)(b)	1,376,785	293,489,258
Jefferies Financial Group Inc.	345,913	6,651,907

		300,141,165

Diversified Telecommunication Services — 2.3%
AT&T Inc.	9,971,418	334,142,217
CenturyLink Inc.	1,309,892	15,404,330

		349,546,547

Electric Utilities — 3.0%
Alliant Energy Corp.	139,424	6,842,930
American Electric Power Co. Inc.	673,647	59,287,672
Duke Energy Corp.	993,942	87,705,442
Edison International	445,293	30,017,201
Entergy Corp.	259,290	26,688,720
Evergy Inc.	333,247	20,044,807
Eversource Energy	196,607	14,894,946
Exelon Corp.	1,325,564	63,547,538
FirstEnergy Corp.	689,257	29,507,092
PPL Corp.	985,334	30,555,207
Southern Co. (The)	1,420,963	78,550,835
Xcel Energy Inc.	386,452	22,990,030

		470,632,420

Electrical Equipment — 0.6%
Eaton Corp. PLC	301,206	25,084,436
Emerson Electric Co.	838,287	55,930,509
Rockwell Automation Inc.	81,079	13,283,172

		94,298,117

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	252,857	24,259,101
Corning Inc.	1,071,517	35,606,510

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	186,358	$10,081,968
IPG Photonics Corp.(a)(b)	48,794	7,526,474
TE Connectivity Ltd.	461,121	44,166,169

		121,640,222

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	705,608	17,379,125
Halliburton Co.	1,193,170	27,132,686
Helmerich & Payne Inc.	151,348	7,661,236
National Oilwell Varco Inc.	530,020	11,782,344
Schlumberger Ltd.	1,890,992	75,148,022
TechnipFMC PLC	575,466	14,927,588

		154,031,001

Entertainment — 1.5%
Activision Blizzard Inc.	1,045,766	49,360,155
Electronic Arts Inc.(b)	210,766	21,342,165
Viacom Inc., Class B, NVS	482,801	14,421,266
Walt Disney Co. (The)	1,049,488	146,550,505

		231,674,091

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	154,182	21,753,538
AvalonBay Communities Inc.	60,901	12,373,865
Boston Properties Inc.	99,243	12,802,347
Crown Castle International Corp.	334,870	43,650,304
Digital Realty Trust Inc.	125,297	14,758,734
Duke Realty Corp.	163,850	5,179,299
Equinix Inc.	45,810	23,101,525
Equity Residential	161,173	12,236,254
Essex Property Trust Inc.	23,455	6,847,218
Extra Space Storage Inc.	60,015	6,367,592
Federal Realty Investment Trust	53,786	6,925,485
Host Hotels & Resorts Inc.	543,150	9,896,193
Iron Mountain Inc.	394,611	12,351,324
Kimco Realty Corp.	578,714	10,694,635
Macerich Co. (The)	145,138	4,860,672
Mid-America Apartment Communities Inc.	68,652	8,084,460
Prologis Inc.	861,169	68,979,637
Realty Income Corp.	116,044	8,003,555
Regency Centers Corp.	127,011	8,476,714
SBA Communications Corp.(b)	64,937	14,600,435
Simon Property Group Inc.	139,205	22,239,391
SL Green Realty Corp.	115,576	9,288,843
UDR Inc.	173,120	7,771,357
Ventas Inc.	504,327	34,470,750
Vornado Realty Trust	117,423	7,526,814
Weyerhaeuser Co.	1,018,148	26,818,018

		420,058,959

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	600,986	158,816,561
Kroger Co. (The)	1,101,296	23,909,136
Sysco Corp.	240,131	16,982,064
Walgreens Boots Alliance Inc.	1,060,984	58,003,995
Walmart Inc.	1,911,230	211,171,803

		468,883,559

Food Products — 1.9%
Archer-Daniels-Midland Co.	764,747	31,201,678
Campbell Soup Co.	265,071	10,621,395
Conagra Brands Inc.	663,379	17,592,811
General Mills Inc.	817,480	42,934,049
Hershey Co. (The)	74,197	9,944,624

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JM Smucker Co. (The)	155,289	$17,887,740
Kraft Heinz Co. (The)	849,395	26,365,221
Mondelez International Inc., Class A	1,968,403	106,096,922
Tyson Foods Inc., Class A	402,471	32,495,508

		295,139,948

Gas Utilities — 0.0%
Atmos Energy Corp.	65,889	6,955,243

Health Care Equipment & Supplies — 1.3%
Align Technology Inc.(b)	48,737	13,339,317
Baxter International Inc.	369,946	30,298,577
Becton Dickinson and Co.	136,036	34,282,432
Cooper Companies Inc. (The)	38,823	13,079,081
Danaher Corp.	378,451	54,088,217
DENTSPLY SIRONA Inc.	320,673	18,714,476
Hologic Inc.(b)	164,887	7,917,874
Stryker Corp.	173,338	35,634,826

		207,354,800

Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	213,212	18,178,455
Anthem Inc.	351,128	99,091,833
Cardinal Health Inc.	408,214	19,226,879
Centene Corp.(b)	564,336	29,593,780
Cigna Corp.(b)	222,758	35,095,523
CVS Health Corp.	1,773,542	96,640,303
Henry Schein Inc.(a)(b)	112,702	7,877,870
Laboratory Corp. of America Holdings(b)	134,474	23,250,555
McKesson Corp.	258,820	34,782,820
Quest Diagnostics Inc.	183,451	18,677,146
UnitedHealth Group Inc.	1,298,474	316,840,641
Universal Health Services Inc., Class B	48,069	6,267,717

		705,523,522

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	546,642	25,446,185
Darden Restaurants Inc.	51,023	6,211,030
Marriott International Inc./MD, Class A	226,392	31,760,534
MGM Resorts International	698,184	19,947,117
Norwegian Cruise Line Holdings Ltd.(b)	292,420	15,682,485
Royal Caribbean Cruises Ltd.	234,696	28,447,502
Starbucks Corp.	810,240	67,922,419
Wynn Resorts Ltd.	132,680	16,450,993

		211,868,265

Household Durables — 0.6%
DR Horton Inc.	463,615	19,995,715
Garmin Ltd.	63,239	5,046,472
Leggett & Platt Inc.	181,435	6,961,661
Lennar Corp., Class A	389,675	18,883,650
Mohawk Industries Inc.(b)	84,738	12,496,313
Newell Brands Inc.	254,214	3,919,980
PulteGroup Inc.	348,242	11,011,412
Whirlpool Corp.	87,403	12,442,691

		90,757,894

Household Products — 1.5%
Colgate-Palmolive Co.	504,502	36,157,658
Kimberly-Clark Corp.	215,968	28,784,215
Procter & Gamble Co. (The)	1,508,135	165,367,003

		230,308,876

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	911,050	15,269,198

Security	Shares	Value

Industrial Conglomerates — 1.8%
3M Co.	385,604	$66,840,598
General Electric Co.	11,905,794	125,010,837
Honeywell International Inc.	497,353	86,832,860

		278,684,295

Insurance — 4.4%
Aflac Inc.	1,020,217	55,918,094
Allstate Corp. (The)	454,763	46,244,849
American International Group Inc.	1,187,403	63,264,832
Aon PLC	121,495	23,446,105
Arthur J Gallagher & Co.	84,769	7,424,917
Assurant Inc.	84,051	8,941,345
Chubb Ltd.	625,093	92,069,948
Cincinnati Financial Corp.	108,768	11,275,979
Everest Re Group Ltd.	55,687	13,764,713
Hartford Financial Services Group Inc. (The)	492,602	27,447,783
Lincoln National Corp.	275,720	17,770,154
Loews Corp.	366,290	20,025,074
Marsh & McLennan Companies Inc.	258,295	25,764,926
MetLife Inc.	1,298,510	64,496,992
Principal Financial Group Inc.	353,697	20,486,130
Progressive Corp. (The)	374,870	29,963,359
Prudential Financial Inc.	554,727	56,027,427
Torchmark Corp.	77,193	6,905,686
Travelers Companies Inc. (The)	358,164	53,552,681
Unum Group	287,418	9,642,874
Willis Towers Watson PLC	176,435	33,794,360

		688,228,228

Interactive Media & Services — 0.0%
TripAdvisor Inc.(b)	48,477	2,244,000

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)(b)	30,705	57,562,971
eBay Inc.	693,429	27,390,445
Expedia Group Inc.	61,386	8,166,180

		93,119,596

IT Services — 2.4%
Accenture PLC, Class A	470,221	86,882,734
Cognizant Technology Solutions Corp., Class A	777,195	49,266,391
DXC Technology Co.	366,248	20,198,577
FleetCor Technologies Inc.(b)	47,296	13,283,082
International Business Machines Corp.	1,211,564	167,074,676
Jack Henry & Associates Inc.	55,569	7,441,800
Paychex Inc.	165,938	13,655,038
Total System Services Inc.	71,563	9,179,386
Western Union Co. (The)	342,998	6,822,230

		373,803,914

Leisure Products — 0.1%
Hasbro Inc.	68,401	7,228,618

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	203,159	15,169,883
IQVIA Holdings Inc.(b)	58,257	9,373,551
Mettler-Toledo International Inc.(a)(b)	12,357	10,379,880
PerkinElmer Inc.(a)	72,862	7,019,525
Waters Corp.(a)(b)	37,939	8,165,990

		50,108,829

Machinery — 2.8%
Caterpillar Inc.	781,602	106,524,537
Cummins Inc.	197,810	33,892,765

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Deere & Co.	432,829	$71,724,094
Dover Corp.	198,406	19,880,281
Flowserve Corp.	85,599	4,510,211
Fortive Corp.	402,585	32,818,729
Illinois Tool Works Inc.	245,703	37,054,469
PACCAR Inc.	472,970	33,893,030
Parker-Hannifin Corp.	175,279	29,799,183
Pentair PLC	217,579	8,093,939
Snap-on Inc.	76,245	12,629,222
Stanley Black & Decker Inc.	206,874	29,916,049
Wabtec Corp.	119,268	8,558,672

		429,295,181

Media — 2.0%
CBS Corp., Class B, NVS	479,469	23,925,503
Charter Communications Inc., Class A(a)(b)	133,732	52,848,212
Comcast Corp., Class A	3,342,742	141,331,132
Discovery Inc., Class A(a)(b)	219,866	6,749,886
Discovery Inc., Class C, NVS(a)(b)	492,426	14,009,520
DISH Network Corp., Class A(b)	314,999	12,099,111
Fox Corp., Class A(b)	263,451	9,652,845
Fox Corp., Class B(b)	120,260	4,393,098
Interpublic Group of Companies Inc. (The)	528,392	11,936,375
News Corp., Class A, NVS	526,243	7,099,018
News Corp., Class B	176,177	2,459,431
Omnicom Group Inc.	300,577	24,632,285

		311,136,416

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	1,093,278	12,692,958
Newmont Goldcorp Corp.	1,118,977	43,047,045
Nucor Corp.	416,099	22,927,055

		78,667,058

Multi-Utilities — 1.8%
CenterPoint Energy Inc.	685,576	19,628,041
CMS Energy Corp.	172,642	9,997,698
Consolidated Edison Inc.	446,565	39,154,819
Dominion Energy Inc.	580,562	44,889,054
DTE Energy Co.	250,124	31,985,857
NiSource Inc.	512,389	14,756,803
Public Service Enterprise Group Inc.	689,180	40,537,568
Sempra Energy	374,599	51,484,886
WEC Energy Group Inc.	225,161	18,771,673

		271,206,399

Multiline Retail — 0.7%
Dollar Tree Inc.(b)	324,347	34,831,624
Kohl’s Corp.	221,201	10,518,108
Macy’s Inc.	245,333	5,264,846
Nordstrom Inc.	73,164	2,331,005
Target Corp.	699,447	60,579,105

		113,524,688

Oil, Gas & Consumable Fuels — 6.1%
Cabot Oil & Gas Corp.	179,600	4,123,616
Chevron Corp.	2,602,723	323,882,850
Cimarex Energy Co.	61,540	3,651,168
Concho Resources Inc.(a)	124,413	12,836,933
EOG Resources Inc.	792,269	73,807,780
Exxon Mobil Corp.	2,543,656	194,920,359
Hess Corp.	158,553	10,079,214
Kinder Morgan Inc./DE	2,657,830	55,495,491
Marathon Petroleum Corp.	904,617	50,549,998

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy Inc.	650,991	$14,582,199
ONEOK Inc.	242,306	16,673,076
Phillips 66	570,611	53,374,953
Pioneer Natural Resources Co.	229,935	35,377,799
Valero Energy Corp.	569,624	48,765,511
Williams Companies Inc. (The)	1,654,329	46,387,385

		944,508,332

Personal Products — 0.2%
Coty Inc., Class A	410,782	5,504,479
Estee Lauder Companies Inc. (The), Class A	95,793	17,540,656

		23,045,135

Pharmaceuticals — 2.5%
Allergan PLC	421,205	70,522,353
Bristol-Myers Squibb Co.	1,094,228	49,623,240
Johnson & Johnson	1,487,341	207,156,855
Mylan NV(a)(b)	707,458	13,470,000
Nektar Therapeutics(b)	238,292	8,478,429
Perrigo Co. PLC	173,010	8,238,736
Zoetis Inc.	294,061	33,372,983

		390,862,596

Professional Services — 0.2%
Equifax Inc.	65,185	8,815,619
Nielsen Holdings PLC	485,098	10,963,215
Robert Half International Inc.	87,550	4,991,226
Verisk Analytics Inc.	69,255	10,143,087

		34,913,147

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	427,299	21,920,439

Road & Rail — 0.2%
JB Hunt Transport Services Inc.	40,260	3,680,167
Kansas City Southern	77,340	9,421,559
Norfolk Southern Corp.	112,653	22,455,122

		35,556,848

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices Inc.	232,210	26,209,543
Applied Materials Inc.	1,277,986	57,394,351
Intel Corp.	2,016,985	96,553,072
KLA-Tencor Corp.	99,291	11,736,196
Lam Research Corp.	204,402	38,394,872
Maxim Integrated Products Inc.	150,394	8,996,569
Microchip Technology Inc.	159,933	13,866,191
Micron Technology Inc.(b)	1,510,868	58,304,396
NVIDIA Corp.	390,766	64,175,500
Qorvo Inc.(b)	161,889	10,783,427
QUALCOMM Inc.	795,943	60,547,384
Skyworks Solutions Inc.	92,023	7,110,617
Texas Instruments Inc.	435,033	49,924,387

		503,996,505

Software — 0.9%
Cadence Design Systems Inc.(b)	158,918	11,252,984
Oracle Corp.	1,656,373	94,363,570
Symantec Corp.	843,969	18,364,765
Synopsys Inc.(b)	88,150	11,344,023

		135,325,342

Specialty Retail — 2.0%
Advance Auto Parts Inc.	34,308	5,288,235
Best Buy Co. Inc.	318,742	22,225,880

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	124,788	$10,835,342
Foot Locker Inc.	78,708	3,299,439
Gap Inc. (The)	291,009	5,229,432
Home Depot Inc. (The)	811,806	168,831,294
L Brands Inc.	316,341	8,256,500
Lowe’s Companies Inc.	577,179	58,243,133
Ross Stores Inc.	215,938	21,403,775
Tiffany & Co.	81,199	7,603,474

		311,216,504

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	5,972,222	1,182,022,178
Hewlett Packard Enterprise Co.	1,828,229	27,332,024
HP Inc.	2,056,415	42,752,868
Seagate Technology PLC	122,860	5,789,163
Western Digital Corp.	400,006	19,020,285
Xerox Corp.	266,798	9,447,317

		1,286,363,835

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	204,279	7,084,396
Hanesbrands Inc.	278,498	4,795,736
NIKE Inc., Class B	840,694	70,576,261
PVH Corp.	102,355	9,686,877
Ralph Lauren Corp.	70,457	8,003,211
Tapestry Inc.	133,050	4,221,676
Under Armour Inc., Class A(a)(b)	94,110	2,385,689
Under Armour Inc., Class C, NVS(a)(b)	97,026	2,153,977

		108,907,823

Tobacco — 1.3%
Altria Group Inc.	2,554,212	120,941,938
Philip Morris International Inc.	1,040,764	81,731,197

		202,673,135

Security	Shares	Value

Trading Companies & Distributors — 0.0%
United Rentals Inc.(b)	50,602	$6,711,343

Water Utilities — 0.1%
American Water Works Co. Inc.	92,026	10,675,016

Total Common Stocks — 99.8% (Cost: $13,958,235,682)		15,472,458,552

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	63,267,872	63,299,505
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	26,279,502	26,279,502

		89,579,007

Total Short-Term Investments — 0.6% (Cost: $89,564,568)		89,579,007

Total Investments in Securities — 100.4% (Cost: $14,047,800,250)		15,562,037,559

Other Assets, Less Liabilities — (0.4)%		(62,377,277)

Net Assets — 100.0%		$15,499,660,282

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	42,607,767	20,660,105	(a)	—	63,267,872	$63,299,505	$144,314	(b)	$6,519	$3,551
BlackRock Cash Funds: Treasury, SL Agency Shares	23,902,524	2,376,978	(a)	—	26,279,502	26,279,502	194,266		—	—
BlackRock Inc.	167,741	1,575		(6,991)	162,325	76,179,123	545,444		86,605	6,887,517

						$165,758,130	$884,024		$93,124	$6,891,068

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	168	09/20/19	$24,731	$497,170

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,472,458,552	$—	$—	$15,472,458,552
Money Market Funds	89,579,007	—	—	89,579,007

	$15,562,037,559	$—	$—	$15,562,037,559

Derivative financial instruments(a)
Assets
Futures Contracts	$497,170	$—	$—	$497,170

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares